THERMADYNE HOLDINGS CORPORATION CONSOLIDATED STATEMENTS OF CASH FLOWS (Dollars in thousands) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 02, 2010	Dec. 31, 2011	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (14,680)	$ 6,136	$ 6,741	$ 4,182
provided by operating activities:
(Income)/loss from discontinued operations				(3,051)
Depreciation and amortization	1,986	12,445	22,519	12,962
Deferred income taxes	(941)	1,656	522	(1,069)
Stock compensation expense (income)	25	1,213	570	(358)
Restructuring costs, net of payments			1,866
Loss on debt extinguishment		1,867
Changes in operating assets and liabilities:
Accounts receivable, net	2,938	(9,847)	(5,977)	19,351
Inventories	4,223	(2,875)	(10,942)	32,264
Prepaids	(879)	3,073	(895)	(2,935)
Accounts payable	(3,825)	19,344	2,929	(20,998)
Accrued interest	3,200	(1,624)	(8,103)	1,156
Accrued taxes	272	2,844	(1,010)	(2,367)
Accrued and other	24	10,896	(1,129)	(17,633)
Net cash provided by (used in) operating activities	(7,657)	45,128	7,091	21,504
Cash flows from investing activities:
Capital expenditures	(1,849)	(6,499)	(14,824)	(7,695)
Other	(188)	(341)	(899)	(361)
Net cash used in investing activities	(2,037)	(6,840)	(15,723)	(8,056)
Cash flows from financing activities:
Use of Trusteed Assets for redemption of Senior Subordinated Notes			183,685
Repayment of Senior Subordinated Notes			(176,095)
Net repayments of Working Capital Facility	(3,347)	(6,296)		(22,888)
Repayments of other long-term obligations			(1,443)
Issuance of Senior Secured Notes due 2017	260,000
Repurchase of Senior Subordinated Notes				(2,632)
Borrowings under Second Lien Facility and other				25,075
Repayments under Second Lien Facility and other	(1,240)	(26,707)		(15,823)
Initial investment by purchasers (excludes subscription receivables)	175,285
Purchase of Predecessor common stock	(213,926)
Trusteed assets	(183,672)
Payment of Predecessor change in control expenditures	(7,525)
Deferred financing fees	(14,723)
Exercise of employee stock purchases		167		114
Advances from discontinued operations				2,539
Termination payment from derivative counterparty				2,313
Other, net			1,185	(925)
Net cash provided by (used in) financing activities	10,852	(32,836)	7,332	(12,227)
Effect of exchange rate changes on cash and cash equivalents	469	434	(243)	1,749
Net cash provided by (used in) continuing operations	1,627	5,886	(1,543)	2,970
Net cash provided used in discontinued operations				(585)
Total increase (decrease) in cash and cash equivalents	1,627	5,886	(1,543)	2,385
Total cash and cash equivalents beginning of period	20,772	14,886	22,399	12,501
Total cash and cash equivalents end of period	22,399	20,772	20,856	14,886
Income taxes paid	92	3,673	8,329	5,924
Interest paid, including $8,688 for defeased Sr Subordinated Notes in 2011	$ 70	$ 21,134	$ 33,980	$ 19,957